Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Loss for the period	$ (57,903)	$ (15,043)
Items not involving cash:
Depreciation	122	130
Interest expense	160
Environmental rehabilitation provision accretion	2,072	1,796
Share-based compensation	1,558	1,742
Unrealized loss on foreign exchange	16	7
Loss on debentures modification	2,004	4,109
Loss on land exchange		553
Gain on disposal of property, plant & equipment	(383)
(Gain)/loss on financial instrument fair value	(264)	971
Asset impairment	47,168
Changes in non-cash working capital:
Restricted deposits	(1,163)
Amounts receivable and other assets	442	(384)
Prepaid expenses	122	(350)
Accounts payable and accruals	1,577	667
Net cash used in operating activities	(4,472)	(5,802)
Financing Activities
Share issuance proceeds	21,839	742
Share issuance costs	(11,953)
Debenture funding, net of costs	15,000	69,723
Debenture repayment	(6,882)
Cash settled RSU's	(232)	(377)
Net cash provided by financing activities	17,772	70,088
Investing Activities
Property, plant and equipment purchases	(20,795)	(26,437)
Intangible purchases	(195)	(21,055)
Property, plant and equipment disposal proceeds	1,250
Land exchange proceeds		425
Restricted deposits		(10,286)
Net cash used in investing activities	(19,740)	(57,353)
Net Increase (Decrease) in Cash	(6,440)	6,933
Effect of foreign exchange on Cash	(16)	(7)
Cash - Beginning of period	13,857	6,931
Cash - End of period	7,401	13,857
Supplemental information - non-cash investing and financing
Accounts payable and accruals	(712)	(390)
Debt accretion and capitalized interest	14,751	20,560
Share-based compensation	497	460
Bonus share amortization		25
Bonus share forfeiture		(1,544)
Fair value of shares issued for land options	46	123
Share issuance proceeds	243,435
Debenture repayment	$ (243,435)